Schedule I - Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Parenthetical) (Detail) (USD $)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, tax effect
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, tax effect